CONDENSED CONSOLIDATED STATEMENT OF SHAREHOLDERS` EQUITY - USD ($)	Investment In Videocon [Member] Common Stock [Member]	Investment In Videocon [Member] Additional Paid-in Capital [Member]	Common Stock And Preferred Stock [Member] Preferred Stock [Member]	Common Stock And Preferred Stock [Member] Common Stock [Member]	Common Stock And Preferred Stock [Member] Additional Paid-in Capital [Member]	Common Stock And Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Loan Receivable From Former Affiliate [Member]	Retained Earnings [Member]	Total
BALANCE at Oct. 31, 2013								$ 83,716	$ 136,759,099	$ (5,000,000)	$ (135,163,408)	$ (3,320,593)
BALANCE (in Shares) at Oct. 31, 2013								8,371,558
Stock option compensation to employees and consultants									3,149,799			3,149,799
Common stock issued upon exercise of stock options								$ 206	75,669			75,875
Common stock issued upon exercise of stock options (in Shares)								20,600
Common stock issued to consultants								$ 124	84,574			84,698
Common stock issued to consultants (in Shares)								12,400
Common stock issued upon conversion of convertible debentures			$ 14,000	$ 1,008	$ 5,214,633	$ 5,229,641		$ 3,307	2,732,042			2,735,349
Common stock issued upon conversion of convertible debentures (in Shares)			140	100,800				330,683
Common stock issued in lieu of interest on convertible debentures								$ 105	61,673			61,778
Common stock issued in lieu of interest on convertible debentures (in Shares)								10,537
Sale of common stock, net of expense								$ 6,400	3,666,735			3,673,135
Sale of common stock, net of expense (in Shares)								640,000
Acquisition of common stock in exchange for investment in Videocon Industries Limited global depository receipts									(4,134,516)			(4,134,516)
Retire common stock repurchased	$ (8,000)	$ 8,000
Retire common stock repurchased (in Shares)	(800,000)
Warrants issued in connection with issuance of convertible debentures									513,112			513,112
Common stock issued upon exercise of warrants								$ 536	299,473			300,009
Common stock issued upon exercise of warrants (in Shares)								53,598
Common stock issued to acquire patent license								$ 480	247,120			247,600
Common stock issued to acquire patent license (in Shares)								48,000
Satisfaction of loan receivable from former affiliate										$ 5,000,000		5,000,000
Net Loss											(9,606,314)	(9,606,314)
BALANCE at Oct. 31, 2014							$ 14,000	$ 87,882	148,677,413		(144,769,722)	4,009,573
BALANCE (in Shares) at Oct. 31, 2014							140	8,788,176
Stock option compensation to employees and consultants									2,676,309			2,676,309
Common stock issued upon exercise of stock options								$ 173	44,462			44,635
Common stock issued upon exercise of stock options (in Shares)								17,334
Common stock issued to consultants								$ 116	45,984			46,100
Common stock issued to consultants (in Shares)								11,600
Repurchase 92,232 shares of common stock and cancellation of warrants to purchase 16,000 shares of common stock									(343,973)			(343,973)
Acquisition of common stock in exchange for investment in Videocon Industries Limited global depository receipts												445,000
Retire common stock repurchased								$ (922)	922
Retire common stock repurchased (in Shares)								(92,232)
Net Loss											(1,379,043)	(1,379,043)
BALANCE at Oct. 31, 2015							$ 14,000	$ 87,249	$ 151,101,117		$ (146,148,765)	$ 5,053,601
BALANCE (in Shares) at Oct. 31, 2015							140	8,724,878